LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Summary of movements during the period for right-of-use assets and lease liabilities

	Right-of-use	Lease
	assets	liabilities
As of January 1, 2021	125	(113)
Additions	—	—
Acquisition of a subsidiary (Note 6)	18	(18)
Depreciation expense	(45)	—
Interest expense	—	(9)
Set-off	—	2
Payments	—	47
As of December 31, 2021	98	(91)
Additions	30	(29)
Disposals	(8)	9
Depreciation expense	(46)	—
Interest expense	—	(6)
Payments	—	48
As of December 31, 2022	74	(69)